SHARE-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended				3 Months Ended	0 Months Ended
	Feb. 28, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Person	Mar. 31, 2013	Aug. 05, 2011	Feb. 23, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, par value (in dollars per share)		$ 0.01	$ 0.01
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)	226,000
Fully vested shares (in shares)	193,000
Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares authorized (in shares)					400,000
Individuals in management and Board members participating in incentive plan					23
Percentage of allocated shares to outstanding shares (in hundredths)					0.80%
Share-based compensation arrangement shares authorized and issued, first range (in shares)					326,000
Share-based compensation arrangement shares authorized and issued, second range (in shares)					74,000
Total compensation cost for the period		$ 1.1	$ 2.1	$ 1.3
Vesting requirement lifted for restricted shares			174,000
Restricted shares -Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)				400,000
Equity Incentive Plan 2011 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period					4 years
Equity Incentive Plan 2011 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement shares cliff vesting period					5 years
Scandic American Shipping Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares transferred in acquisition (in shares)				1,910,112
Acquisition of shares in percentage (in hundredths)			100.00%
Employees [Member]
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)		163,000	163,000			163,000
Granted during the year (in shares)		0	0
Vested during the year (in shares)		0	0
Forfeited during the year (in shares)		(10,000)	0
Non-vested at end of period (in shares)		153,000	163,000
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)		$ 23.88	$ 23.88			$ 23.88
Granted during the year (in dollars per share)		$ 0	$ 0
Vested during the year (in dollars per share)		$ 0	$ 0
Forfeited during the year (in dollars per share)		$ 0	$ 0
Non-vested at end of period (in dollars per share)		$ 23.88	$ 23.88
Non-Employees [Member]
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)		40,000	228,500			228,500
Granted during the year (in shares)		33,000	0
Vested during the year (in shares)		0	(174,000)
Forfeited during the year (in shares)		0	(14,500)
Non-vested at end of period (in shares)		73,000	40,000
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)		$ 24.84	$ 22.06			$ 22.06
Granted during the year (in dollars per share)		$ 9.84	$ 0
Vested during the year (in dollars per share)		$ 0	$ 0
Forfeited during the year (in dollars per share)		$ 0	$ 0
Non-vested at end of period (in dollars per share)		$ 18.06	$ 24.84
Employees and Non Employees [Member] | Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares held in treasury or repurchase of restricted common shares added to treasury (in shares)		10,000	14,500	8,500
Restricted shares remaining in plan			203,000
Restricted Stock Awards [Member] | Scandic American Shipping Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)				2.00%
Common Stock, par value (in dollars per share)				$ 0.01
Lock up period of new shares issued to the Manager				1 year
Restricted shares -Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)				112,245
Restricted Stock Awards [Member] | Scandic American Shipping Ltd. [Member] | Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares issued to manager (in dollars per share)				$ 13.73
Total compensation cost for the period						1.1
Restricted Stock Awards [Member] | Employees [Member] | Equity Incentive Plan 2011 [Member]
Restricted shares -Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)		33,000
Restricted Stock Awards [Member] | Employees and Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares held in treasury or repurchase of restricted common shares added to treasury (in shares)			33,000
Restricted Stock Awards [Member] | Employees and Non Employees [Member] | Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares issued to manager (in dollars per share)							$ 18.05	$ 23.88
Common shares repurchased at fair value (in shares)		10,000
Unrecognized compensation cost related to unvested restricted stock		0.4
Weighted average period to recognize the unrecognized compensation cost		0 years 7 months 6 days
Fair value of shares vested		$ 1.7
Restricted shares -Employees and Non-Employees [Roll Forward]
Granted during the year (in shares)							74,000	326,000